Reconciliation of Denominators of Basic and Diluted Per Share Computations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average number of outstanding shares
Basic	50,720	54,268	55,834
Effect of dilutive securities
Employee share-based compensation			3,457
Diluted	50,720	54,268	59,291